Cover	12 Months Ended
Apr. 30, 2026
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Medtronic plc
Amendment Flag	false
Entity Central Index Key	0001613103
EBP 001
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Medtronic plc
Amendment Flag	false
Entity Central Index Key	0001613103